Vanguard Short-Term Treasury Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	1.00%		1.33%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	1.07%		1.21%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.90%	0.02%		0.36%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.19%	0.37%		0.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.83%	1.17%		1.31%